Disclosure of Prior Periods Financial Statements Immaterial Errors (Unaudited)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2022
Quarterly Financial Information Disclosure [Abstract]
DISCLOSURE OF PRIOR PERIODS FINANCIAL STATEMENTS IMMATERIAL ERRORS (UNAUDITED)

NOTE 15 — DISCLOSURE OF CURRENT PERIOD FINANCIAL STATEMENT IMMATERIAL ERROR (UNAUDITED)

Operating expense reclassifications

The Company reclassified certain expenses on its Unaudited Condensed Consolidated Statement of Operations and Comprehensive (Loss) Income effective for the third quarter of fiscal 2021. These changes in classification align the Company’s external presentation of operating-related expenses with the way that the Company’s chief operating decision maker (CODM) assesses spend and resource allocation decisions around the Company’s operations as well as provide users of the financial statements with more information including separately stating amortization and classifying costs on the Statement of Operations according to their primary function (e.g., Amortization of intangible assets). The Company has reclassified these expenses for the prior periods presented to provide comparable historical financial information. The Company intends to use this new presentation of operating-related expenses going forward.

The Company assessed the materiality of this error in accordance with SAB No. 99 “Materiality” and Accounting Standards Codification 250 Accounting Changes and Error Corrections and determined that this was an immaterial error.

The reclassifications did not have any impact to consolidated operating loss/income, net loss/income, cash flows or earnings per share. The following tables illustrate the reclassifications and financial impact on the various line items impacted on the Unaudited Condensed Consolidated Statement of Operations and Comprehensive (Loss) Income and Segment Reporting, as follows:

Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss for the Three and Six Months Ended March 31, 2022

	Three Months Ended March 31, 2022
Operating expense:	As Reported	Adjustment		As Revised	% Change
Cost of revenue – financial services	$163,583		$526,601	$690,184	76.3%
Amortization of intangible assets	592,891		(526,601)	66,290	(794.4)%
Total	$756,474	$		$756,474
	Six Months Ended March 31, 2022
Operating expense:	As Reported	Adjustment		As Revised	% Change
Cost of revenue – financial services	$324,425		$1,373,190	$1,697,615	80.9%
Amortization of intangible assets	1,504,834		(1,373,190)	131,644	(1,043.1)%
Total	$1,829,259	$		$1,829,259

Segment Reporting Reclassifications

	Three Months Ended March 31, 2022
Financial Services	As Reported	As Revised
Cost of revenue – financial services	$163,583	$690,184
Operating expenses	804,833	278,232
Total	$968,416	$968,416
	Six Months Ended March 31, 2022
Financial Services	As Reported	As Revised
Cost of revenue – financial services	$324,425	$1,697,615
Operating expenses	2,054,477	681,287
Total	$2,378,902	$2,378,902

NOTE 15 — DISCLOSURE OF PRIOR PERIODS FINANCIAL STATEMENTS IMMATERIAL ERRORS (UNAUDITED)

Operating expense reclassifications

The Company reclassified certain expenses on its Unaudited Condensed Consolidated Statement of Operations and Comprehensive Loss effective for the third quarter of fiscal 2021, the first quarter of fiscal 2022, and the second quarter of fiscal 2022. These changes in classification align the Company’s external presentation of operating-related expenses with the way that the Company’s chief operating decision maker (CODM) assesses spend and resource allocation decisions around the Company’s operations as well as provide users of the financial statements with more information including separately stating amortization and classifying costs on the Statement of Operations according to their primary function (e.g., Amortization of intangible assets). The Company has reclassified these expenses for the prior periods presented to provide comparable historical financial information. The Company intends to use this new presentation of operating-related expenses going forward.

The Company assessed the materiality of this error in accordance with SAB No. 99 “Materiality” and Accounting Standards Codification 250 Accounting Changes and Error Corrections and determined that this was an immaterial error.

The reclassifications did not have any impact to consolidated operating loss, net loss, cash flows or earnings per share. The following tables illustrate the reclassifications and financial impact on the various line items impacted on the Unaudited Condensed Consolidated Statement of Operations and Comprehensive Loss and Segment Reporting, as follows:

Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss for the Three and Nine Months Ended June 30, 2021

	Three Months Ended June 30, 2021
Operating expense:	As Reported	Adjustment	As Revised	% Change
Cost of revenue – financial services	$27,636	$117,145	$144,781	80.9%
Amortization of intangible assets	117,145	(117,145)	—	100.0%
Total	144,781		144,781
	Nine Months Ended June 30, 2021
Operating expense:	As Reported	Adjustment	As Revised	% Change
Cost of revenue – financial services	$27,636	$117,145	$144,781	80.9%
Amortization of intangible assets	117,145	(117,145)	—	100.0%
Total	144,781		144,781

Segment Reporting Reclassifications

As Reported:

For the Three Months Ended June 30, 2021	Corporate/Other	Financial Services	Total
Cost of revenue – financial services	$—	$27,636	$27,636
Operating expenses	185,275	3,439	188,714

As Revised:

For the Three Months Ended June 30, 2021	Corporate/Other	Financial Services	Total
Cost of revenue – financial services	$—	$144,781	$144,781
Operating expenses	68,130	3,439	71,569

As Reported:

For the Nine Months Ended June 30, 2021	Corporate/Other	Financial Services	Total
Cost of revenue – financial services	$—	$27,636	$27,636
Operating expenses	385,801	3,439	389,240

As Revised:

For the Nine Months Ended June 30, 2021	Corporate/Other	Financial Services	Total
Cost of revenue – financial services	$—	$144,781	$144,781
Operating expenses	268,656	3,439	272,095

Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss for the Three Months Ended December 31, 2021

	Three Months Ended December 31, 2021
Operating expense:	As Reported	Adjustment		As Revised	% Change
Cost of revenue – financial services	$160,842		$846,589	$1,007,431	84.0%
Amortization of intangible assets	911,943		(846,589)	65,354	(1,295.4)%
Total	$1,072,785	$		$1,072,785

Segment Reporting Reclassifications

	Three Months Ended December 31, 2021
Financial Services	As Reported	As Revised
Cost of revenue – financial services	$160,842	$1,007,431
Operating expenses	1,249,644	403,055
Total	$1,410,486	$1,410,486

Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss for the Three and Six Months Ended March 31, 2022

	Three Months Ended March 31, 2022
Operating expense:	As Reported	Adjustment		As Revised	% Change
Cost of revenue – financial services	$163,583		$526,601	$690,184	76.3%
Amortization of intangible assets	592,891		(526,601)	66,290	(794.4)%
Total	$756,474	$		$756,474

	Six Months Ended March 31, 2022
Operating expense:	As Reported	Adjustment		As Revised	% Change
Cost of revenue – financial services	$324,425		$1,373,190	$1,697,615	80.9%
Amortization of intangible assets	1,504,834		(1,373,190)	131,644	(1,043.1)%
Total	$1,829,259	$		$1,829,259

Segment Reporting Reclassifications

	Three Months Ended March 31, 2022
Financial Services	As Reported	As Revised
Cost of revenue – financial services	$163,583	$690,184
Operating expenses	804,833	278,232
Total	$968,416	$968,416
	Six Months Ended March 31, 2022
Financial Services	As Reported	As Revised
Cost of revenue – financial services	$324,425	$1,697,615
Operating expenses	2,054,477	681,287
Total	$2,378,902	$2,378,902